Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 286,184	$ 147,153	$ 131,123	$ 1,417,388
Short-term and long-term deposits and restricted cash	564,247	33,554
Other current assets	21,295	39,678
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	286,184	147,153
Short-term and long-term deposits and restricted cash	636,201	110,904
Trade receivables and other assets	61,974	332,931
Short-term and long-term derivative instruments	279	2,293
Maximum exposure to credit risk	$ 984,638	$ 593,281